SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital
On December 31, 2025, Suzano’s share capital was R$24,269,281 divided into 1,264,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$24,235,546. The breakdown of the share capital is as set out below:

	12/31/2025		12/31/2024
	Quantity	(%)	Quantity	(%)
Controlling Shareholders
Suzano Holding S.A.	367,612,329	29.08	367,612,329	29.08
Controller	196,065,636	15.51	196,065,636	15.51
Managements and related persons	32,157,608	2.54	32,784,440	2.59
Alden Fundo de Investimento em Ações	27,154,744	2.15	26,154,744	2.07
	622,990,317	49.28	622,617,149	49.25
Treasury (Note 24.5)	28,208,827	2.23	24,875,787	1.97
Other shareholders	612,918,471	48.49	616,624,679	48.78
	1,264,117,615	100.00	1,264,117,615	100.00

Schedule of Calculation for Mandatory Minimum Dividends
In the year ended December 31, 2025, based on the criteria defined in the bylaws, mandatory minimum dividends were determined in accordance with item (ii) above, as set forth below:

12/31/2025
Accounting EBITDA	21,946,267
Adjustments to EBITDA (note 28.2)	(209,947)
Adjusted EBITDA	21,736,320
Capex Maintenance (Sustain)	(7,880,041)
GCO = Adjusted EBITDA - Capex Maintenance	13,856,279

Dividends (10%) - Art. 26, "c" of the Bylaws	1,385,628
Interim dividends (note 1.2.3)	1,380,000
Dividends to be distributed	5,628

Schedule of other reserves
These are changes that occur in shareholders' equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

	Conversion of debentures – 5th issuance	Actuarial loss	Effect of fair value measurement of financial assets	Effect of exchange rate changes on translation of foreign investments	Deemed cost	Total
Balances at December 31, 2023	(45,746)	(229,627)	1,298	8,396	1,803,975	1,538,296
Actuarial gain		90,931				90,931
Effect of fair value measurement of equity instruments through other comprehensive income			(364,231)			(364,231)
Effect of exchange rate changes on translation of foreign subsidiaries’ financial statements				163,185		163,185
Realization of deemed cost, net of income taxes (IRPJ and CSLL)					(79,385)	(79,385)
Balances at December 31, 2024	(45,746)	(138,696)	(362,933)	171,581	1,724,590	1,348,796
Actuarial gain		4,828				4,828
Effect of fair value measurement of equity instruments through other comprehensive income			(219,685)			(219,685)
Effect of exchange rate changes on translation of foreign subsidiaries’ financial statements				(129,061)		(129,061)
Realization of deemed cost, net of income taxes (IRPJ and CSLL)					(116,209)	(116,209)
Balances at December 31, 2025	(45,746)	(133,868)	(582,618)	42,520	1,608,381	888,669

Schedule of treasury shares

	Quantity	Average cost per share	Historical value	Market value
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
Exercised	(1,005,113)	47.55	(47,794)	(54,213)
Repurchase	51,115,300	54.91	2,806,764	2,806,764
Canceled	(60,000,000)	48.40	(2,903,787)	(3,238,200)
Balances at December 31, 2024	24,875,787	53.84	1,339,197	1,536,826
Exercised	(372,160)	53.66	(19,969)	(20,251)
Repurchase	3,705,200	51.80	191,918	191,918
Balances at December 31, 2025	28,208,827	53.57	1,511,146	1,451,344

Schedule of result absorption

	Limit on share capital %	Distribution of results		Reserve balances
		12/31/2025	12/31/2024	12/31/2025	12/31/2024
Realization of deemed cost, net of taxes		(116,209)	(79,385)
Tax incentive reserve		214,554	321,671	1,534,462	1,319,908
Legal reserve	20.00%	670,410		2,517,519	1,847,109
Capital increase reserve	80.00%	10,128,485		10,128,485	2,807,632
Special statutory reserve	20.00%	1,125,887		2,972,996	1,847,109
Investments reserve			(7,315,184)	2,964,772	5,157,140
Capital reserve				80,742	60,226
Unclaimed dividends forfeited		(566)	(1,300)
Minimum mandatory dividends		1,385,628
		13,408,189	(7,074,198)	20,198,976	13,039,124